UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05011

Name of Fund:  CMA Connecticut Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments


CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited)                                                            (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
Connecticut - 87.1%   $  8,770   ABN AMRO MuniTops Certificates Trust, Connecticut State Health and Educational
                                 Facilities Authority, Revenue Refunding Bonds (Trinity College), VRDN, Series
                                 2007-25, 3.78% due 7/01/2015 (d)(e)(h)(i)                                            $     8,770

                         6,365   Bridgeport, Connecticut, GO, Refunding, FLOATS, VRDN, Series 936, 3.73%
                                 due 9/15/2023 (c)(d)(i)                                                                    6,365

                         2,865   Bridgeport, Connecticut, GO, Refunding, ROCS, Series II-R-182, 3.77% due
                                 8/15/2016 (b)(d)(i)                                                                        2,865

                         2,480   Connecticut State Development Authority, IDR (Cheshire CPL LLC), VRDN, AMT,
                                 3.73% due 12/01/2022 (d)                                                                   2,480

                         1,530   Connecticut State Development Authority, IDR (Reflexite Corporation Project),
                                 VRDN, Series A, 3.73% due 8/01/2013 (d)                                                    1,530

                         1,655   Connecticut State Development Authority, IDR (Reflexite Corporation Project), VRDN,
                                 Series B, 3.73% due 8/01/2013 (d)                                                          1,655

                         5,500   Connecticut State Development Authority, IDR, Revenue Refunding Bonds (The Energy
                                 Network), VRDN, AMT, 3.74% due 9/01/2025 (d)                                               5,500

                        10,900   Connecticut State Development Authority (NEPCO), CP, 3.70% due 7/06/2007                  10,900

                        10,300   Connecticut State Development Authority Revenue Bonds (Solid Waste Project -
                                 Rand-Whitney Container Board), VRDN, AMT, 3.78% due 8/01/2023 (d)                         10,300

                         1,250   Connecticut State Development Authority, Water Facilities Revenue Refunding
                                 Bonds (Connecticut Water Company Project), VRDN, AMT, Series A, 3.75% due
                                 7/01/2028 (d)                                                                              1,250

                         1,150   Connecticut State Development Authority, Water Facilities Revenue Refunding
                                 Bonds (Connecticut Water Company Project), VRDN, Series A, 3.72% due 9/01/2028 (d)         1,150


                        15,000   Connecticut State, GO, FLOATS, VRDN, Series 1518, 3.77% due 11/01/2026 (d)(i)             15,000

                        10,880   Connecticut State, GO, PUTTERS, VRDN, Series 291, 3.76% due 11/15/2013 (c)(d)(i)          10,880

                         6,610   Connecticut State, GO, PUTTERS, VRDN, Series 320, 3.76% due 11/15/2020 (d)(i)              6,610

                        15,260   Connecticut State, GO, ROCS, VRDN, Series II-R-6076, 3.77% due 11/15/2022 (b)(d)(i)       15,260

                         4,270   Connecticut State, GO, Refunding, FLOATS, VRDN, Series 75, 3.77% due
                                 6/01/2023 (a)(d)(i)                                                                        4,270

                         3,625   Connecticut State, GO, Refunding, FLOATS, VRDN, Series 515, 3.77% due
                                 12/15/2013 (d)(i)                                                                          3,625

                         4,170   Connecticut State, GO, Refunding, ROCS, Series II-R-596, 3.77% due
                                 6/01/2014 (d)(e)(i)                                                                        4,170

                        12,000   Connecticut State, GO, Refunding, Series D, 5% due 8/01/2007 (c)(d)                       12,014



Portfolio Abbreviations

To simplify the listings of CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MSTR       Municipal Securities Trust Receipts
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
TOCS       Tender Option Certificates
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited) (concluded)                                                (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value

Connecticut          $   4,115   Connecticut State Health and Educational Facilities Authority Revenue Bonds
(concluded)                      (Central Connecticut Coast YMCA), VRDN, Series A, 3.75% due 7/01/2033 (d)            $     4,115

                         1,325   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Charlotte Hungerford), VRDN, Series C, 3.70% due 7/01/2013 (d)                            1,325

                         9,700   Connecticut State Health and Educational Facilities Authority Revenue Bonds,
                                 FLOATS, VRDN, Series 891, 3.77% due 7/01/2023 (b)(d)(i)                                    9,700

                         5,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Greater Hartford YMCA), VRDN, Series A, 3.72% due 7/01/2032 (a)(d)                        5,000

                         4,030   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Greenwich Adult Day Care), VRDN, Series A, 3.76% due 7/01/2036 (d)                        4,030

                         5,300   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Greenwich Boys and Girls Club), VRDN, Series A, 3.77% due 7/01/2033 (d)                   5,300

                         7,165   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Greenwich Family YMCA), VRDN, Series A, 3.76% due 7/01/2035 (d)                           7,165

                         5,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Hartford Hospital), VRDN, Series B, 3.70% due 7/01/2030 (d)                               5,000

                        11,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Health Care Capital Asset), VRDN, Series A-1, 3.70% due 7/01/2031 (d)                    11,000

                         1,920   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (The Hotchkiss School), VRDN, Series A, 3.70% due 7/01/2030 (d)                            1,920

                        10,585   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (King & Low-Heywood Thomas School), VRDN, Series A, 3.77% due 7/01/2033 (d)               10,585

                         5,120   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Klingberg Family Center), VRDN, Series A, 3.70% due 7/01/2032 (d)                         5,120

                         7,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Lawrence & Memorial Hospital), VRDN, Series E, 3.80% due 7/01/2034 (d)(g)                 7,000

                         1,450   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Middlesex Hospital), VRDN, Series J, 3.74% due 7/01/2026 (d)                              1,450

                           260   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Quinnipiac University), VRDN, Series F, 3.82% due 7/01/2031 (d)(g)                          260

                         6,505   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Rectory School), VRDN, Series A, 3.77% due 7/01/2030 (d)                                  6,505

                         7,235   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (University of New Haven), VRDN, AMT, Series E, 3.71% due 7/01/2035 (d)                    7,235

                         2,560   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (The Whitby School), VRDN, Series A, 3.72% due 7/01/2021 (d)                               2,560

                         5,765   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Eagle Hill School), VRDN, Series A, 3.76% due 7/01/2035 (d)                         5,765

                         2,200   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Kent School Corporation), VRDN, Series C, 3.72% due 7/01/2030 (d)(e)                2,200

                         5,000   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Kingswood-Oxford School), VRDN, Series B, 3.72% due 7/01/2030 (d)                   5,000

                        18,500   Connecticut State Health and Educational Facilities Authority (Yale University),
                                 CP, 3.62% due 7/13/2007                                                                   18,500

                        11,935   Connecticut State Health and Educational Facilities Authority (Yale University),
                                 CP, 3.70% due 9/12/2007                                                                   11,935

                         8,019   Connecticut State HFA, Revenue Bonds (Housing Mortgage Finance Program), Series D,
                                 3.78% due 11/15/2024 (d)                                                                   8,019

                         4,500   Connecticut State HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN, AMT,
                                 Sub-Series A-4, 3.70% due 5/15/2035 (a)(d)                                                 4,500

                         5,700   Connecticut State HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN, AMT,
                                 Sub-Series E-5, 3.76% due 11/15/2035 (a)(d)                                                5,700

                        20,000   Connecticut State HFA, Revenue Refunding Bonds (Housing Mortgage Finance Program),
                                 VRDN, AMT, Sub-Series A-3, 3.70% due 5/15/2032 (a)(d)                                     20,000

                        11,500   Connecticut State HFA, Revenue Refunding Bonds, VRDN, AMT, Sub-Series B-4, 3.77%
                                 due 5/15/2032 (a)(d)                                                                      11,500

                         3,105   Connecticut State Revenue Bonds, PUTTERS, VRDN, Series 1410, 3.76% due
                                 7/01/2014 (d)(i)                                                                           3,105

                        10,300   Connecticut State Special Assessment Revenue Bonds, 3.76% due 11/15/2020 (d)              10,300

                         3,300   Connecticut State Special Tax Obligation, Revenue Bonds (Transportation
                                 Infrastructure), VRDN, Second Lien, Series 1, 3.75% due 12/01/2010 (c)(d)                  3,300

                         4,345   Connecticut State Special Tax Obligation, Revenue Refunding Bonds (Transportation
                                 Infrastructure), VRDN, Second Lien, Series 1, 3.73% due 2/01/2022 (a)(d)                   4,345

                         8,550   Danbury, Connecticut, GO, Refunding, BAN, 4.50% due 8/03/2007                              8,556

                         7,005   Eagle Tax-Exempt Trust, South Central Connecticut Regional Water Authority, Water
                                 System Revenue Refunding Bonds, VRDN, Series 2006-0075, Class A, 3.78% due
                                 8/01/2033 (d)(e)(i)                                                                        7,005

                        21,645   Hartford, Connecticut, Redevelopment Agency, M/F Mortgage Revenue Refunding Bonds
                                 (Underwood Tower Project), VRDN, 3.70% due 6/01/2020 (c)(d)                               21,645

                        10,000   Hartford County, Connecticut, Metropolitan District, GO, BAN, 4% due 11/15/2007           10,015

                        13,370   Lehman Municipal Trust Receipts, Connecticut State Housing, FLOATS, VRDN,
                                 Series 2006-P37U, 3.82% due 11/15/2036 (d)(g)(i)                                          13,370

                         6,270   Manchester, Connecticut, Temporary Notes, 4% due 7/02/2008                                 6,287

                        13,125   Meriden, Connecticut, GO, BAN, 4.50% due 8/03/2007                                        13,134

                         7,400   New Britain, Connecticut, GO, VRDN, 3.74% due 4/01/2013 (a)(d)                             7,400

                         3,395   New Canaan, Connecticut, Housing Authority Revenue Bonds (Village at Waveny Care
                                 Center), VRDN, 3.71% due 1/01/2022 (d)                                                     3,395

                        15,000   Oxford, Connecticut, GO, BAN, Lot A, 4% due 11/01/2007                                    15,014

                        16,915   Plainfield, Connecticut, GO, BAN, 4% due 7/09/2007                                        16,916

                         5,950   Trumball, Connecticut, GO, BAN, 4.25% due 9/11/2007                                        5,958

                        20,000   Waterford, Connecticut, GO, BAN, 3.875% due 8/15/2007                                     20,005


Puerto Rico - 12.6%      3,500   Puerto Rico Commonwealth, Aqueduct and Sewer Authority Revenue Bonds, ROCS,
                                 VRDN, Series II-R-10001CE, 3.79% due 12/27/2008 (d)(i)                                     3,500

                         7,190   Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue
                                 Bonds, FLOATS, VRDN, Series 771, 3.75% due 7/01/2036 (d)(e)(i)                             7,190

                         4,500   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Bonds, ROCS, VRDN, Series II-R-789CE, 3.76% due 8/30/2009 (d)(i)                   4,500

                        11,000   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                 Refunding Bonds, TOCS, Series 2, 3.74% due 10/01/2023 (d)(i)                              11,000

                        20,000   Puerto Rico Commonwealth, TRAN, Refunding, 4.50% due 7/30/2007                            20,012

                        10,600   Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series
                                 SGA-43, 3.74% due 7/01/2022 (d)(e)(i)                                                     10,600

                         5,826   Puerto Rico Public Buildings Authority Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 747D, 3.75% due 7/01/2017 (d)(f)(i)                                                 5,826

                         7,329   Puerto Rico Public Buildings Authority Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 787, 3.75% due 7/01/2036 (d)(f)(i)                                                  7,329

                                 Total Investments (Cost - $552,690*) - 99.7%                                             552,690
                                 Other Assets Less Liabilities - 0.3%                                                       1,425
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   554,115
                                                                                                                      ===========


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(e) MBIA Insured.

(f) CIFG Insured.

(g) Radian Insured.

(h) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(i) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.



Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Connecticut Municipal Money Fund of
CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Connecticut Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Connecticut Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       CMA Connecticut Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007